Share Capital - Schedule of Share Capital Issued and Fully Paid (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Notional amount	£ 225,277	£ 205,172